Income Tax Benefit (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Benefit [Abstract]
Unused tax losses for which no deferred tax asset has been recognized	$ 40,018,956	$ 37,202,960
Potential tax benefit @ 27.5%	$ 11,005,213	$ 10,230,814